Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts receivable					$ 1.4	$ 1.9
Prepaid advertising expense					8.3	5.0
Advertising Expense					83.7	79.9	87.4
Percentage of estimated residual values					15.00%
Amounts of tax included on a gross basis	$ 36.1	$ 34.1	$ 67.5	$ 66.6	$ 133.6	$ 129.4	$ 110.0
Revenue
Schedule Of Significant Accounting Policies [Line Items]
Percentage of revenue attributable to North American passengers					82.00%	83.00%	83.00%